UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Government Money Market Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Short Term Investments	94.78%
U.S. Treasury Bonds and Notes	5.22
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,002.70	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.55
Investor Class
Actual	$1,000.00	$1,001.00	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.31
* Expenses are equal to the Fund's annualized expense ratio of 0.11% for the Institutional Class and 0.46% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
U.S. Government Agency — 0.00%(a)
$ 24,778	Federal Home Loan Mortgage Corp(b) Series T20 Class A7 1.52%, 12/25/2029	$ 24,778
TOTAL ASSET-BACKED SECURITIES — 0.00%(a) (Cost $24,778)		$ 24,778
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
25,000,000	2.38%, 07/31/2017	25,032,439
20,000,000	1.88%, 09/30/2017	20,040,316
30,000,000	0.88%, 11/30/2017	29,976,024
TOTAL U.S. TREASURY BONDS AND NOTES — 5.29% (Cost $75,048,779)		$ 75,048,779
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 83.24%
	Federal Home Loan Bank
31,200,000	0.74%, 07/03/2017	31,198,739
25,000,000	0.86%, 07/05/2017	24,997,636
25,000,000	0.81%, 07/06/2017	24,997,219
25,000,000	0.88%, 07/07/2017	24,996,393
15,000,000	0.82%, 07/10/2017	14,996,958
25,000,000	0.84%, 07/11/2017	24,994,262
25,000,000	0.84%, 07/12/2017	24,993,689
25,000,000	0.94%, 07/13/2017	24,992,243
25,000,000	0.83%, 07/14/2017	24,992,586
25,000,000	0.82%, 07/19/2017	24,989,862
25,000,000	0.87%, 07/20/2017	24,988,640
25,000,000	0.87%, 07/21/2017	24,988,112
25,000,000	0.85%, 07/24/2017	24,986,562
25,000,000	0.89%, 07/26/2017	24,984,703
50,000,000	0.96%, 07/27/2017	49,966,025
25,000,000	0.90%, 07/28/2017	24,983,292
25,000,000	0.95%, 07/31/2017	24,980,607
20,000,000	1.04%, 08/03/2017	19,981,292
25,000,000	0.94%, 08/04/2017	24,978,134
25,000,000	0.94%, 08/07/2017	24,976,330
50,000,000	1.01%, 08/08/2017	49,947,580
45,000,000	0.97%, 08/10/2017	44,952,484
50,000,000	0.98%, 08/11/2017	49,944,862
50,000,000	0.99%, 08/14/2017	49,940,522
50,000,000	0.94%, 08/15/2017	49,942,427
30,000,000	1.01%, 08/17/2017	29,961,199
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 20,000,000	1.00%, 08/21/2017	$ 19,972,214
25,000,000	1.00%, 08/24/2017	24,963,030
25,000,000	0.96%, 08/28/2017	24,962,101
25,000,000	1.05%, 08/29/2017	24,957,778
20,000,000	1.01%, 09/01/2017	19,965,704
25,000,000	1.05%, 09/12/2017	24,947,780
25,000,000	1.06%, 09/22/2017	24,940,047
25,000,000	1.05%, 09/25/2017	24,938,180
	Federal National Mortgage Association
25,000,000	0.96%, 07/03/2017	24,998,681
25,000,000	0.96%, 07/05/2017	24,998,681
25,000,000	0.82%, 07/17/2017	24,990,988
25,000,000	0.82%, 07/18/2017	24,990,425
25,000,000	0.86%, 07/25/2017	24,985,815
25,000,000	0.99%, 08/23/2017	24,963,964
25,000,000	1.03%, 09/27/2017	24,938,334
25,000,000	1.06%, 10/10/2017	24,927,022
		1,180,093,102
U.S. Treasury Bonds and Notes — 1.77%
25,000,000	U.S. Treasury Bills 0.59%, 07/13/2017	24,995,154
Repurchase Agreements — 11.08%
157,100,000	Repurchase agreement (principal amount/value $157,100,000 with a maturity value of $157,114,401 with Daiwa Capital Markets America Inc, 1.10%, dated 6/30/17 to be repurchased at $157,114,401 on 7/3/17 collateralized by a Federal National Mortgage Association security and U.S. Treasury securities, 0.00% - 4.25%, 10/31/17 - 2/15/25, with a value of $160,242,034.	157,100,000
SHORT TERM INVESTMENTS — 96.09% (Cost $1,362,188,256)		$ 1,362,188,256
TOTAL INVESTMENTS — 101.38% (Cost $1,437,261,813)		$ 1,437,261,813
OTHER ASSETS & LIABILITIES, NET — (1.38)%		$ (19,581,213)
TOTAL NET ASSETS — 100.00%		$ 1,417,680,600

(a)	Represents less than 0.005% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Government Money Market Fund
ASSETS:
Investments in securities, fair value(a)	$1,280,161,813
Repurchase agreements, fair value(b)	157,100,000
Cash	1,145,964
Interest receivable	368,970
Subscriptions receivable	7,206,655
Total Assets	1,445,983,402
LIABILITIES:
Dividends payable	18,477
Payable for investments purchased	24,998,681
Payable for director fees	789
Payable for other accrued fees	59,477
Payable for shareholder services fees	379,183
Payable to investment adviser	103,698
Redemptions payable	2,742,497
Total Liabilities	28,302,802
NET ASSETS	$1,417,680,600
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$141,768,060
Paid-in capital in excess of par	1,275,912,540
NET ASSETS	$1,417,680,600
NET ASSETS BY CLASS
Investor Class	$1,254,479,627
Institutional Class	$163,200,973
CAPITAL STOCK:
Authorized
Investor Class	3,100,000,000
Institutional Class	470,000,000
Issued and Outstanding
Investor Class	1,254,479,627
Institutional Class	163,200,973
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$1.00
Institutional Class	$1.00
(a) Cost of investments	$1,280,161,813
(b) Cost of repurchase agreements	$157,100,000
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Government Money Market Fund
INVESTMENT INCOME:
Interest	$5,037,645
Total Income	5,037,645
EXPENSES:
Management fees	821,308
Shareholder services fees – Investor Class	2,369,157
Audit and tax fees	6,212
Custodian fees	1,975
Director's fees	789
Legal fees	646
Pricing fees	162
Registration fees	28,000
Shareholder report fees	21,423
Transfer agent fees	1,762
Other fees	155
Total Expenses	3,251,589
Less amount waived by investment adviser	37,084
Net Expenses	3,214,505
NET INVESTMENT INCOME	1,823,140
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,823,140
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Government Money Market Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$1,823,140	$259,353
Net Increase in Net Assets Resulting from Operations	1,823,140	259,353
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,328,288)	(2,270)
Institutional Class	(494,852)	(257,083)
From net investment income	(1,823,140)	(259,353)
Total Distributions	(1,823,140)	(259,353)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	734,479,111	1,739,951,318
Institutional Class	67,309,823	282,630,339
Shares issued in reinvestment of distributions
Investor Class	1,328,288	2,270
Institutional Class	479,201	251,015
Shares redeemed
Investor Class	(854,316,815)	(1,237,201,983)
Institutional Class	(102,442,335)	(87,482,262)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(153,162,727)	698,150,697
Total Increase (Decrease) in Net Assets	(153,162,727)	698,150,697
NET ASSETS:
Beginning of Period	1,570,843,327	872,692,630
End of Period	$1,417,680,600	$1,570,843,327
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	734,479,111	1,739,951,318
Institutional Class	67,309,823	282,630,339
Shares issued in reinvestment of distributions
Investor Class	1,328,288	2,270
Institutional Class	479,201	251,015
Shares redeemed
Investor Class	(854,316,815)	(1,237,201,983)
Institutional Class	(102,442,335)	(87,482,262)
Net Increase (Decrease)	(153,162,727)	698,150,697
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.10% (e)
12/31/2016	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.00%
12/31/2015	$1.00	-	-	0.00	-	-	(0.00)	$1.00	0.00%
12/31/2014	$1.00	-	-	0.00	-	-	(0.00)	$1.00	0.00%
12/31/2013	$1.00	-	-	0.00	-	-	(0.00)	$1.00	0.00%
12/31/2012	$1.00	-	-	0.00	-	-	(0.00)	$1.00	0.00%
Institutional Class
06/30/2017(Unaudited)	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.27% (e)
12/31/2016	$1.00	0.00 (d)	-	0.00 (d)	(0.00) (d)	-	(0.00) (d)	$1.00	0.24%
12/31/2015 (f)	$1.00	-	-	0.00	-	-	(0.00)	$1.00	0.00%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$1,254,480	0.47% (g)	0.46% (g)	0.20% (g)	N/A (e)
12/31/2016	$1,372,989	0.46%	0.36%	0.00% (h)	N/A
12/31/2015	$ 870,237	0.46%	0.10%	0.00%	N/A
12/31/2014	$ 298,092	0.46%	0.05%	0.00%	N/A
12/31/2013	$ 373,328	0.46%	0.06%	0.00%	N/A
12/31/2012	$ 474,802	0.46%	0.10%	0.00%	N/A
Institutional Class
06/30/2017 (Unaudited)	$ 163,201	0.12% (g)	0.11% (g)	0.54% (g)	N/A (e)
12/31/2016	$ 197,854	0.11%	0.11%	0.26%	N/A
12/31/2015 (f)	$ 2,455	0.11% (g)	0.03% (g)	0.00% (g)	N/A
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses waived. Without the expense waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was October 5, 2015.
(g)	Annualized.
(h)	Amount represents less than 0.01%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Government Money Market Fund (the Fund) are included herein. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund's shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.
Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Semi-Annual Report - June 30, 2017

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid monthly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Repurchase agreements	$157,100,000	$—	$(157,100,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

Semi-Annual Report - June 30, 2017

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets. The Adviser is required by contract to waive fees or reimburse expenses that exceed 0.11% of the Fund's average daily net assets, excluding shareholder services fees, distribution fees and various other expenses. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.11% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Effective May 1, 2015, GWL&A agreed to waive, on a voluntary basis, all or a portion of the Fund's shareholder services fees. GWL&A may modify, extend or terminate the waiver at any time at its sole discretion without notice.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Government Money Market Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable peer group.
The Board noted that, although for the three-, five- and ten-year periods ended December 31, 2016, the Fund was in the fourth quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers), for the one-year period ended December 31, 2016, the Fund was in the second quartile of its peer group. Accordingly, based on the Fund’s improved performance relative to its peers, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015. The Board further noted that any subsequent increase in the expense limit would require shareholder approval. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was the lowest of the contractual management fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by an affiliate of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017